As filed with the Securities and Exchange Commission on November 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.43%

	COMMERCIAL SERVICES: 0.88%
	Advertising/Marketing Services: 0.47%
45,000	Valueclick, Inc. (a)	$593,550
	Miscellaneous Commercial Services: 0.41%
23,000	Cornell Companies, Inc. (a)	516,120

	Total Commercial Services (Cost $469,322)	1,109,670

	COMMUNICATIONS: 0.60%
	Major Telecommunications: 0.60%
25,000	Verizon Communications, Inc.	756,750
	Total Communications (Cost $792,267)	756,750

	CONSUMER DURABLES: 5.15%
	Automotive Aftermarket: 0.72%
23,000	Cooper Tire & Rubber Co.	404,340
30,000	Goodyear Tire & Rubber Co. (a)	510,900
		915,240
	Electronics/Appliances: 0.63%
19,025	Global-Tech Advanced Innovations, Inc. (a) (b)	175,601
10,000	Helen of Troy Ltd. (a) (b)	194,300
6,000	Whirlpool Corp.	419,760
		789,661
	Homebuilding: 1.41%
43,000	D.R. Horton, Inc.	490,630
12,000	M.D.C. Holdings, Inc.	416,880
30,000	Pulte Homes, Inc.	329,700
28,000	Toll Brothers, Inc. (a)	547,120
		1,784,330
	Motor Vehicles: 0.60%
15,000	Daimler AG (b) (c)	754,650
	Recreational Products: 1.79%
45,000	Activision Blizzard, Inc. (a)	557,550
25,000	Hasbro, Inc.	693,750
55,000	Mattel, Inc.	1,015,300
		2,266,600

	Total Consumer Durables (Cost $6,545,280)	6,510,481

	CONSUMER NON-DURABLES: 3.82%
	Apparel/Footwear: 1.19%
40,000	Delta Apparel, Inc. (a)	320,000
10,000	Oxford Industries, Inc.	197,000
80,000	Quiksilver, Inc. (a)	220,000
21,000	Steven Madden, Ltd. (a)	773,010
		1,510,010
	Food: Major Diversified: 0.80%
20,000	Kraft Foods, Inc. - Class A	525,400
43,000	Sara Lee Corp.	479,020
		1,004,420
	Tobacco: 1.83%
90,000	Alliance One International, Inc. (a)	403,200
30,000	Altria Group, Inc.	534,300
10,000	Philip Morris International Inc.	487,400
20,000	Reynolds American, Inc.	890,400
		2,315,300

	Total Consumer Non-Durables (Cost $4,121,809)	4,829,730

	CONSUMER SERVICES: 2.68%
	Casinos/Gaming: 0.51%
30,000	International Game Technology	644,400
	Hotels/Resorts/Cruiselines: 0.31%
12,000	Carnival Corp. (b)	399,360
	Media Conglomerates: 0.87%
40,000	Walt Disney Co.	1,098,400
	Other Consumer Services: 0.58%
40,000	H & R Block, Inc.	735,200
	Restaurants: 0.41%
25,000	Starbucks Corp. (a)	516,250

	Total Consumer Services (Cost $3,395,525)	3,393,610

	DISTRIBUTION SERVICES: 2.86%
	Electronics Distributors: 1.73%
30,000	Avnet, Inc. (a)	779,100
84,000	Brightpoint, Inc. (a)	735,000
33,772	GTSI Corp. (a)	271,527
45,000	Wayside Technology Group, Inc.	400,500
		2,186,127
	Medical Distributors: 1.13%
24,000	McKesson Corp.	1,429,200

	Total Distribution Services (Cost $2,549,700)	3,615,327

	ELECTRONIC TECHNOLOGY: 22.25%
	Aerospace & Defense: 5.94%
24,100	AAR Corp. (a)	528,754
67,500	Allied Defense Group, Inc. (a)	351,675
5,000	American Science and Engineering, Inc. (c)	340,200
22,500	BE Aerospace, Inc. (a)	453,150
15,500	Boeing Co.	839,325
40,000	Ducommun, Inc.	756,400
7,000	General Dynamics Corp.	452,200
50,000	Kaman Corp. - Class A	1,099,000
72,000	LMI Aerospace, Inc. (a)	722,160
11,000	Lockheed Martin Corp.	858,880
13,000	Raytheon Co.	623,610
32,420	SIFCO Industries, Inc. (a)	476,574
		7,501,928
	Computer Communications: 0.72%
17,000	Cisco Systems, Inc. (a)	400,180
60,000	Digi International, Inc. (a)	511,200
		911,380
	Computer Components & Software: 0.75%
20,000	Hewlett Packard Co.	944,200
	Computer Peripherals: 2.07%
25,000	Electronics for Imaging, Inc. (a)	281,750
150,000	Peerless Systems Corp. (a)	340,500
35,000	Seagate Technology (b)	532,350
40,000	Western Digital Corp. (a)	1,461,200
		2,615,800
	Computer Processing Hardware: 0.73%
5,000	Apple Inc. (a)	926,850
	Electronic Components: 1.05%
370,000	Alliance Fiber Optic Products, Inc. (a)	469,900
45,000	AVX Corp.	536,850
40,000	Vishay Intertechnology, Inc. (a)	316,000
		1,322,750
	Electronic Equipment/Instruments: 1.64%
137,000	ActivIdentity Corp. (a)	379,490
55,150	AU Optronics Corp. - ADR	533,852
26,650	Cogent Inc. (a)	269,165
30,000	Nam Tai Electronics, Inc. (b)	162,000
40,000	OSI Systems, Inc. (a)	731,600
		2,076,107
	Electronic Production Equipment: 1.83%
130,000	Aetrium, Inc. (a) (c)	287,300
40,000	Cohu, Inc.	542,400
25,000	Lam Research Corp. (a)	854,000
60,000	Trio-Tech International (a)	160,200
35,976	Ultratech, Inc. (a)	475,962
		2,319,862
	Semiconductors: 4.58%
75,000	Ceva, Inc. (a)	806,250
70,000	Diodes, Inc. (a)	1,266,300
40,000	Exar Corp. (a) (c)	294,000
45,000	Integrated Device Technology, Inc. (a)	304,200
35,000	Intel Corp.	684,950
35,000	National Semiconductor Corp.	499,450
70,000	Pericom Semiconductor Corp. (a)	686,700
57,504	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	630,244
80,000	TriQuint Semiconductor, Inc. (a)	617,600
		5,789,694
	Telecommunications Equipment: 2.94%
107,668	Clearfield, Inc. (a)	479,123
65,000	Communications Systems, Inc.	759,200
45,000	Corning, Inc.	688,950
40,000	Nokia Corp. - ADR	584,800
18,000	Polycom, Inc. (a)	481,500
105,000	Tellabs, Inc. (a)	726,600
		3,720,173

	Total Electronic Technology (Cost $22,667,515)	28,128,744

	ENERGY MINERALS: 7.90%
	Integrated Oil: 2.42%
11,000	Chevron Corp.	774,730
10,000	ConocoPhillips	451,600
10,000	Exxon Mobil Corp.	686,100
36,000	Marathon Oil Corp.	1,148,400
		3,060,830
	Oil & Gas Production: 4.34%
20,000	Anadarko Petroleum Corp.	1,254,600
10,000	Apache Corp.	918,300
20,000	Chesapeake Energy Corp.	568,000
9,000	Devon Energy Corp.	605,970
11,000	Noble Energy, Inc.	725,560
18,000	Occidental Petroleum Corp.	1,411,200
		5,483,630
	Oil Refining/Marketing: 1.14%
26,150	Holly Corp.	669,963
40,000	Valero Energy Corp.	775,600
		1,445,563

	Total Energy Minerals (Cost $5,663,045)	9,990,023

	FINANCE: 10.10%
	Financial Conglomerates: 1.01%
13,200	JPMorgan Chase & Co.	578,424
14,000	Prudential Financial, Inc.	698,740
		1,277,164
	Investment Banks/Brokers: 0.91%
20,000	Ameriprise Financial, Inc.	726,600
20,000	The NASDAQ OMX Group, Inc. (a)	421,000
		1,147,600
	Life/Health Insurance: 1.56%
15,000	MetLife, Inc.	571,050
2,500	National Western Life Insurance Co. - Class A	439,950
45,000	Unum Group	964,800
		1,975,800
	Major Banks: 2.49%
20,000	Bank of America Corp.	338,400
20,000	Bank of New York Mellon Corp.	579,800
30,000	BB&T Corp.	817,200
7,010	PNC Financial Services Group, Inc.	340,616
10,000	SunTrust Banks, Inc.	225,500
30,000	Wells Fargo & Co.	845,400
		3,146,916
	Property/Casualty Insurance: 1.49%
15,000	Endurance Specialty Holdings Ltd. (b)	547,050
37,000	Old Republic International Corp.	450,660
18,000	Travelers Companies, Inc.	886,140
		1,883,850
	Real Estate Investment Trusts: 2.18%
35,000	Annaly Capital Management, Inc.	634,900
55,000	BioMed Realty Trust, Inc.	759,000
65,000	Capstead Mortgage Corp.	904,150
60,000	HRPT Properties Trust	451,200
		2,749,250
	Regional Banks: 0.46%
45,000	TCF Financial Corp. (c)	586,800

	Total Finance (Cost $10,799,095)	12,767,380

	HEALTH SERVICES: 2.99%
	Hospital/Nursing Management: 0.67%
60,000	Res-Care, Inc. (a)	852,600
	Managed Health Care: 1.79%
26,000	Aetna, Inc.	723,580
21,000	Humana, Inc. (a)	783,300
30,000	UnitedHealth Group, Inc.	751,200
		2,258,080
	Services to the Health Industry: 0.53%
151,100	HealthStream, Inc. (a)	670,884

	Total Health Services (Cost $2,148,777)	3,781,564

	HEALTH TECHNOLOGY: 7.04%
	Medical Specialties: 2.05%
18,000	Baxter International, Inc.	1,026,180
25,000	Palomar Medical Technologies, Inc. (a)	405,250
55,000	Syneron Medical Ltd. (a) (b)	627,550
65,000	Vascular Solutions, Inc. (a) (c)	537,550
		2,596,530
	Pharmaceuticals: Major: 4.23%
17,500	Abbott Laboratories	865,725
32,000	Bristol-Myers Squibb Co.	720,640
14,000	Eli Lilly & Co.	462,420
10,000	GlaxoSmithKline plc - ADR	395,100
16,000	Johnson & Johnson	974,240
17,000	Merck & Co., Inc.	537,710
25,000	Pfizer, Inc.	413,750
20,000	Wyeth	971,600
		5,341,185
	Pharmaceuticals: Other: 0.76%
18,000	Forest Laboratories, Inc. (a)	529,920
40,000	King Pharmaceuticals, Inc. (a)	430,800
		960,720

	Total Health Technology (Cost $8,422,109)	8,898,435

	INDUSTRIAL SERVICES: 4.43%
	Contract Drilling: 1.85%
33,000	Nabors Industries Ltd. (a) (b)	689,700
19,000	Patterson-UTI Energy, Inc.	286,900
20,000	Rowan Companies, Inc.	461,400
10,500	Transocean Ltd. (a) (b)	898,065
		2,336,065
	Engineering & Construction: 0.74%
31,000	KBR, Inc.	721,990
10,000	Tutor Perini Corp. (a)	213,000
		934,990
	Environmental Services: 0.32%
22,000	American Ecology Corp.	411,400
	Oilfield Services/Equipment: 1.52%
17,000	Bristow Group, Inc. (a) (c)	504,730
45,000	Key Energy Services, Inc. (a)	391,500
18,000	Oceaneering International, Inc. (a)	1,021,500
		1,917,730

	Total Industrial Services (Cost $3,891,420)	5,600,185

	NON-ENERGY MINERALS: 3.15%
	Aluminum: 0.31%
30,000	Alcoa, Inc.	393,600
	Construction Materials: 0.84%
7,500	Ameron International Corp.	524,850
287,000	Smith-Midland Corp. (a) (e)	530,950
		1,055,800
	Other Metals/Minerals: 0.78%
15,000	BHP Billiton Ltd. - ADR (c)	990,150
	Precious Metals: 1.03%
10,720	Freeport-McMoRan Copper & Gold, Inc.	735,499
53,000	Yamana Gold, Inc. (b)	567,630
		1,303,129
	Steel: 0.19%
5,333	United States Steel Corp.	236,625

	Total Non-Energy Minerals (Cost $3,183,002)	3,979,304

	PROCESS INDUSTRIES: 3.46%
	Agricultural Commodities/Milling: 1.46%
38,000	Archer-Daniels-Midland Co.	1,110,360
100,000	Darling International, Inc. (a)	735,000
		1,845,360
	Chemicals: Agricultural: 0.38%
10,000	Mosaic Co.	480,700
	Chemicals: Major Diversified: 0.38%
15,000	E.I. Du Pont de Nemours and Co.	482,100
	Chemicals: Specialty: 0.48%
20,000	OM Group, Inc. (a)	607,800
	Industrial Specialties: 0.76%
55,000	Olin Corp.	959,200

	Total Process Industries (Cost $2,766,032)	4,375,160

	PRODUCER MANUFACTURING: 4.10%
	Auto Parts: O.E.M.: 0.31%
7,000	Eaton Corp.	396,130
	Electrical Products: 0.31%
355,000	TII Network Technologies, Inc. (a)	397,600
	Industrial Conglomerates: 0.26%
20,000	General Electric Co.	328,400
	Miscellaneous Manufacturing: 0.32%
55,504	O.I. Corp.	397,963
	Office Equipment/Supplies: 0.21%
30,000	McRae Industries, Inc. - Class A	262,500
	Trucks/Construction/Farm Machinery: 2.69%
7,700	Joy Global, Inc.	376,838
45,000	Manitowoc Co.	426,150
10,000	Navistar International Corp. (a)	374,200
60,000	Tata Motors Ltd. - ADR (c)	777,600
15,000	Terex Corp. (a)	310,950
75,000	Titan International, Inc.	667,500
27,000	Trinity Industries, Inc.	464,130
		3,397,368

	Total Producer Manufacturing (Cost $5,256,353)	5,179,961

	RETAIL TRADE: 4.70%
	Apparel/Footwear Retail: 1.74%
15,000	Abercrombie & Fitch Co. - Class A	493,200
65,000	American Eagle Outfitters, Inc.	1,095,900
20,000	Nordstrom, Inc. (c)	610,800
		2,199,900
	Department Stores: 0.64%
24,000	J.C. Penney Company, Inc.	810,000
	Discount Stores: 0.37%
10,000	Target Corp.	466,800
	Drugstore Chains: 0.48%
16,000	Walgreen Co.	599,520
	Food Retail: 0.36%
30,000	Supervalu, Inc.	451,800
	Home Improvement Chains: 0.42%
20,000	Home Depot, Inc.	532,800
	Internet Retail: 0.31%
15,000	GameStop Corp. - Class A (a)	397,050
	Specialty Stores: 0.38%
24,000	Williams-Sonoma, Inc. (c)	485,520

	Total Retail Trade (Cost $4,509,687)	5,943,390

	TECHNOLOGY SERVICES: 5.20%
	Data Processing Services: 0.00%
10	Axion International Holdings, Inc. (a)	29
	Information Technology Services: 1.64%
170,500	American Software, Inc. - Class A	1,113,365
8,000	International Business Machines Corp.	956,880
		2,070,245
	Internet Software/Services: 1.58%
81,204	Edgewater Technology, Inc. (a)	238,740
77,574	Keynote Systems, Inc. (a) (c)	731,523
55,000	SonicWALL, Inc. (a)	462,000
70,000	United Online, Inc.	562,800
		1,995,063
	Packaged Software: 1.98%
100,000	Compuware Corp. (a)	733,000
30,000	Microsoft Corp.	776,700
75,000	Novell, Inc. (a)	338,250
40,000	Symantec Corp. (a)	658,800
		2,506,750

	Total Technology Services (Cost $5,949,081)	6,572,087

	TRANSPORTATION: 4.61%
	Airlines: 0.63%
22,000	Air France - ADR (a)	398,420
15,000	Alaska Air Group, Inc. (a)	401,850
		800,270
	Marine Shipping: 1.90%
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	591,600
15,000	Overseas Shipholding Group, Inc. (c)	560,550
15,000	Tidewater, Inc.	706,350
35,000	Tsakos Energy Navigation Ltd. (b) (c)	547,750
		2,406,250
	Railroads: 1.72%
20,000	CSX Corp.	837,200
17,500	Norfolk Southern Corp.	754,425
10,000	Union Pacific Corp.	583,500
		2,175,125
	Trucking: 0.36%
15,000	Arkansas Best Corp.	449,100

	Total Transportation (Cost $3,979,114)	5,830,745

	UTILITIES: 0.51%
	Electric Utilities: 0.51%
19,000	Edison International	638,020
	Total Utilities (Cost $543,412)	638,020

	TOTAL COMMON STOCKS (Cost $97,652,545)	121,900,566

	SHORT-TERM INVESTMENTS: 3.52%
	Money Market Funds: 3.52%
4,446,039	AIM STIT-STIC Prime Portfolio, 0.20% (d) (Cost $4,446,039)	4,446,039

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 5.91%
7,465,026	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.20% (d) (Cost $7,465,026)	7,465,026

	Total Investments in Securities (Cost $109,563,610): 105.86%	133,811,631
	Liabilities in Excess of Other Assets: (5.86)%	(7,409,737)
	Net Assets: 100.00%	$126,401,894

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $7,264,058 at September 30, 2009.
(d) Rate shown is the 7-day yield as of September 30, 2009.
(e) Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
The activity for investments in common stocks of affiliates is as follows:
Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$454,448
Purchase Cost	—
Sales Cost	(200,522)
Ending Cost	$253,926
Ending Shares	287,000
Dividend Income	$—
Net Realized Gain/(Loss)	$55,965

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$109,570,761
Gross unrealized appreciation	$36,378,053
Gross unrealized depreciation	(12,137,183)
Net unrealized appreciation	$24,240,870

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Exposure at September 30, 2009

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various  inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Commercial Services	$1,109,670	$—	$—	$1,109,670
Communications	756,750	—	—	756,750
Consumer Durables	6,510,481	—	—	6,510,481
Consumer Non-Durables	4,829,730	—	—	4,829,730
Consumer Services	3,393,610	—	—	3,393,610
Distribution Services	3,615,327	—	—	3,615,327
Electronic Technology	28,128,744	—	—	28,128,744
Energy Minerals	9,990,023	—	—	9,990,023
Finance	12,767,380	—	—	12,767,380
Health Services	3,781,564	—	—	3,781,564
Health Technology	8,898,435	—	—	8,898,435
Industrial Services	5,600,185	—	—	5,600,185
Non-Energy Minerals	3,979,304	—	—	3,979,304
Process Industries	4,375,160	—	—	4,375,160
Producer Manufacturing	5,179,961	—	—	5,179,961
Retail Trade	5,943,390	—	—	5,943,390
Technology Services	6,572,087	—	—	6,572,087
Transportation	5,830,745	—	—	5,830,745
Utilities	638,020	—	—	638,020
Total Equity	121,900,566	—	—	121,900,566
Short-Term Investments	11,911,065	—	—	11,911,065
Total Investments in Securities	$133,811,631	$—	$—	$133,811,631

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 97.55%

	COMMUNICATIONS: 1.27%
	Major Telecommunications: 1.27%
6,700	Verizon Communications, Inc.	$202,809
	Total Communications (Cost $204,810)	202,809

	CONSUMER DURABLES: 4.51%
	Automotive Aftermarket: 0.61%
5,500	Cooper Tire & Rubber Co.	96,690
	Electronics/Appliances: 0.81%
1,500	National Presto Industries, Inc.	129,765
	Homebuilding: 0.74%
4,400	D.R. Horton, Inc.	50,204
1,950	M.D.C. Holdings, Inc.	67,743
		117,947
	Motor Vehicles: 0.99%
2,100	Harley-Davidson, Inc.	48,300
1,400	Toyota Motor Corp. - ADR	109,998
		158,298
	Other Consumer Specialties: 0.43%
1,585	Fortune Brands, Inc.	68,123
	Recreational Products: 0.93%
8,000	Mattel, Inc.	147,680

	Total Consumer Durables (Cost $856,533)	718,503

	CONSUMER NON-DURABLES: 6.05%
	Apparel/Footwear: 1.79%
2,400	Nike, Inc. - Class B	155,280
1,800	VF Corp.	130,374
		285,654
	Beverages: Non-Alcoholic: 1.01%
3,000	Coca-Cola Co.	161,100
	Food: Major Diversified: 0.61%
1,159	Kraft Foods, Inc. - Class A	30,447
6,000	Sara Lee Corp.	66,840
		97,287
	Household/Personal Care: 1.34%
1,700	Colgate-Palmolive Co.	129,676
1,460	Procter & Gamble Co.	84,563
		214,239
	Tobacco: 1.30%
7,000	Altria Group, Inc.	124,670
1,675	Philip Morris International Inc.	81,640
		206,310

	Total Consumer Non-Durables (Cost $765,715)	964,590

	CONSUMER SERVICES: 3.64%
	Casinos/Gaming: 1.35%
10,000	International Game Technology	214,800
	Media Conglomerates: 0.86%
5,000	Walt Disney Co.	137,300
	Other Consumer Services: 0.57%
5,000	H & R Block, Inc.	91,900
	Restaurants: 0.86%
2,400	McDonald's Corp.	136,968

	Total Consumer Services (Cost $517,124)	580,968

	DISTRIBUTION SERVICES: 1.62%
	Electronics Distributors: 0.50%
9,000	Wayside Technology Group, Inc.	80,100
	Medical Distributors: 1.12%
3,000	McKesson Corp.	178,650

	Total Distribution Services (Cost $191,342)	258,750

	ELECTRONIC TECHNOLOGY: 15.98%
	Aerospace & Defense: 4.10%
1,925	American Science and Engineering, Inc.	130,977
6,900	Applied Signal Technology, Inc.	160,563
2,300	Boeing Co.	124,545
5,500	Kaman Corp. - Class A	120,890
1,500	Lockheed Martin Corp.	117,120
		654,095
	Computer Components & Software: 1.04%
3,500	Hewlett Packard Co.	165,235
	Electronic Components: 1.10%
9,700	AVX Corp.	115,721
4,400	Jabil Circuit, Inc.	59,004
		174,725
	Electronic Equipment/Instruments: 0.74%
12,135	AU Optronics Corp. - ADR	117,467
	Electronic Production Equipment: 2.54%
8,500	Applied Materials, Inc.	113,900
5,000	Cognex Corp.	81,900
7,500	Cohu, Inc.	101,700
3,000	KLA-Tencor Corp.	107,580
		405,080
	Semiconductors: 4.09%
3,200	Analog Devices, Inc.	88,256
5,600	Intel Corp.	109,592
7,100	National Semiconductor Corp.	101,317
10,976	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	120,297
5,200	Texas Instruments, Inc.	123,188
4,700	Xilinx, Inc.	110,074
		652,724
	Telecommunications Equipment: 2.37%
5,500	ADTRAN, Inc.	135,025
6,500	Nokia Corp. - ADR	95,030
3,300	QUALCOMM, Inc.	148,434
		378,489

	Total Electronic Technology (Cost $2,438,141)	2,547,815

	ENERGY MINERALS: 8.90%
	Integrated Oil: 4.00%
2,200	Chevron Corp.	154,946
2,800	ConocoPhillips	126,448
2,400	Exxon Mobil Corp.	164,664
1,200	Hess Corp.	64,152
4,000	Marathon Oil Corp.	127,600
		637,810
	Oil & Gas Production: 4.41%
2,800	Anadarko Petroleum Corp.	175,644
1,400	Apache Corp.	128,562
3,500	Chesapeake Energy Corp.	99,400
2,000	Devon Energy Corp.	134,660
2,500	Noble Energy, Inc.	164,900
		703,166
	Oil Refining/Marketing: 0.49%
4,000	Valero Energy Corp.	77,560

	Total Energy Minerals (Cost $1,015,492)	1,418,536

	FINANCE: 13.12%
	Finance/Rental/Leasing: 0.69%
2,800	Ryder System, Inc.	109,368
	Financial Conglomerates: 1.02%
3,700	JPMorgan Chase & Co.	162,134
	Investment Banks/Brokers: 1.72%
1,150	Goldman Sachs Group, Inc.	212,002
2,000	Morgan Stanley	61,760
		273,762
	Life/Health Insurance: 0.87%
6,500	Unum Group	139,360
	Major Banks: 2.28%
7,652	Bank of America Corp.	129,472
3,400	Bank of New York Mellon Corp.	98,566
5,000	BB&T Corp.	136,200
		364,238
	Property/Casualty Insurance: 4.55%
5,850	American Financial Group, Inc.	149,175
3,000	Chubb Corp.	151,230
3,300	Endurance Specialty Holdings Ltd. (a)	120,351
3,300	Travelers Companies, Inc.	162,459
5,625	W.R. Berkley Corp.	142,200
		725,415
	Real Estate Investment Trusts: 1.99%
7,500	Annaly Capital Management, Inc.	136,050
13,000	Capstead Mortgage Corp.	180,830
		316,880

	Total Finance (Cost $1,957,508)	2,091,157

	HEALTH TECHNOLOGY: 7.51%
	Medical Specialties: 1.70%
2,500	Baxter International, Inc.	142,525
3,500	Medtronic, Inc.	128,800
		271,325
	Pharmaceuticals: Major: 5.81%
2,800	Abbott Laboratories	138,516
5,050	Bristol-Myers Squibb Co.	113,726
2,500	Eli Lilly & Co.	82,575
2,300	GlaxoSmithKline plc - ADR	90,873
1,900	Johnson & Johnson	115,691
3,900	Merck & Co., Inc.	123,357
2,500	Novartis AG - ADR	125,950
2,800	Wyeth	136,024
		926,712

	Total Health Technology (Cost $1,169,488)	1,198,037

	INDUSTRIAL SERVICES: 3.44%
	Contract Drilling: 0.44%
3,050	Rowan Companies, Inc.	70,364
	Engineering & Construction: 1.23%
8,400	KBR, Inc.	195,636
	Environmental Services: 1.27%
6,400	American Ecology Corp.	119,680
2,800	Waste Management, Inc.	83,496
		203,176
	Oilfield Services/Equipment: 0.50%
2,950	Halliburton Co.	80,004

	Total Industrial Services (Cost $513,547)	549,180

	NON-ENERGY MINERALS: 3.46%
	Aluminum: 0.37%
4,500	Alcoa, Inc.	59,040
	Construction Materials: 0.44%
1,000	Ameron International Corp.	69,980
	Other Metals/Minerals: 1.04%
2,500	BHP Billiton Ltd. - ADR	165,025
	Precious Metals: 0.67%
10,000	Yamana Gold, Inc. (a)	107,100
	Steel: 0.94%
3,200	Nucor Corp.	150,432

	Total Non-Energy Minerals (Cost $448,263)	551,577

	PROCESS INDUSTRIES: 2.03%
	Agricultural Commodities/Milling: 0.83%
4,500	Archer-Daniels-Midland Co.	131,490
	Chemicals: Major Diversified: 0.54%
2,700	E.I. Du Pont de Nemours and Co.	86,778
	Industrial Specialties: 0.66%
6,000	Olin Corp.	104,640

	Total Process Industries (Cost $319,379)	322,908

	PRODUCER MANUFACTURING: 8.85%
	Auto Parts: O.E.M.: 1.04%
1,800	Eaton Corp.	101,862
4,500	Superior Industries International, Inc.	63,900
		165,762
	Industrial Conglomerates: 1.52%
1,500	3M Co.	110,700
3,000	General Electric Co.	49,260
2,675	Ingersoll-Rand Company Ltd. - Class A (a)	82,042
		242,002
	Metal Fabrication: 1.28%
7,334	Insteel Industries, Inc.	87,642
5,000	Timken Co.	117,150
		204,792
	Trucks/Construction/Farm Machinery: 5.01%
2,600	Caterpillar, Inc.	133,458
3,000	Cummins, Inc.	134,430
2,000	Deere & Co.	85,840
2,500	Joy Global, Inc.	122,350
15,000	Tata Motors Ltd. - ADR	194,400
7,500	Trinity Industries, Inc.	128,925
		799,403

	Total Producer Manufacturing (Cost $1,317,642)	1,411,959

	RETAIL TRADE: 6.31%
	Apparel/Footwear Retail: 2.87%
2,000	Abercrombie & Fitch Co. - Class A	65,760
9,000	American Eagle Outfitters, Inc.	151,740
5,500	Gap Inc.	117,700
4,000	Nordstrom, Inc.	122,160
		457,360
	Department Stores: 0.55%
2,600	J.C. Penney Company, Inc.	87,750
	Discount Stores: 1.17%
1,700	Target Corp.	79,356
2,170	Wal-Mart Stores, Inc.	106,525
		185,881
	Electronics/Appliances Stores: 0.71%
3,000	Best Buy Co., Inc.	112,560
	Home Improvement Chains: 0.58%
3,500	Home Depot, Inc.	93,240
	Specialty Stores: 0.43%
3,400	Williams-Sonoma, Inc.	68,782

	Total Retail Trade (Cost $1,108,672)	1,005,573

	TECHNOLOGY SERVICES: 3.64%
	Information Technology Services: 1.92%
23,000	American Software, Inc. - Class A	150,190
1,300	International Business Machines Corp.	155,493
		305,683
	Internet Software/Services: 0.91%
18,000	United Online, Inc.	144,720
	Packaged Software: 0.81%
5,000	Microsoft Corp.	129,450

	Total Technology Services (Cost $535,274)	579,853

	TRANSPORTATION: 6.07%
	Air Freight/Couriers: 0.49%
1,400	United Parcel Service, Inc. - Class B	79,058
	Marine Shipping: 2.11%
3,200	Nordic American Tanker Shipping Ltd. (a)	94,656
5,642	Ship Finance International Ltd. (a)	69,340
2,000	Tidewater, Inc.	94,180
5,000	Tsakos Energy Navigation Ltd. (a)	78,250
		336,426
	Railroads: 2.25%
3,200	CSX Corp.	133,952
2,500	Norfolk Southern Corp.	107,775
2,000	Union Pacific Corp.	116,700
		358,427
	Trucking: 1.22%
3,500	Arkansas Best Corp.	104,790
2,800	J.B. Hunt Transport Services, Inc.	89,964
		194,754

	Total Transportation (Cost $896,321)	968,665

	UTILITIES: 1.15%
	Electric Utilities: 1.15%
5,000	Duke Energy Corp.	78,700
3,100	Edison International	104,098
	Total Utilities (Cost $197,039)	182,798

	TOTAL COMMON STOCKS (Cost $14,452,290)	15,553,678

	SHORT-TERM INVESTMENTS: 2.49%
	Money Market Funds: 2.49%
396,671	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.20% (b) (Cost $396,671)	396,671

	Total Investments in Securities (Cost $14,848,961): 100.04%	15,950,349
	Other Liabilities in Excess of Assets: (0.04)%	(6,384)
	Net Assets: 100.00%	$15,943,965

ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day yield as of September 30, 2009.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$14,848,961
Gross unrealized appreciation	$2,964,642
Gross unrealized depreciation	(1,863,254)
Net unrealized appreciation	$1,101,388

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Exposure at September 30, 2009

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various  inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Communications	$202,809	—	—	$202,809
Consumer Durables	718,503	—	—	718,503
Consumer Non-Durables	964,590	—	—	964,590
Consumer Services	580,968	—	—	580,968
Distribution Services	258,750	—	—	258,750
Electronic Technology	2,547,815	—	—	2,547,815
Energy Minerals	1,418,536	—	—	1,418,536
Finance	2,091,157	—	—	2,091,157
Health Technology	1,198,037	—	—	1,198,037
Industrial Services	549,180	—	—	549,180
Non-Energy Minerals	551,577	—	—	551,577
Process Industries	322,908	—	—	322,908
Producer Manufacturing	1,411,959	—	—	1,411,959
Retail Trade	1,005,573	—	—	1,005,573
Technology Services	579,853	—	—	579,853
Transportation	968,665	—	—	968,665
Utilities	182,798	—	—	182,798
Total Equity	15,553,678	—	—	15,553,678
Short-Term Investments	396,671	—	—	396,671
Total Investments in Securities	$15,950,349	$—	$—	$15,950,349

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/13/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/13/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/13/09

* Print the name and title of each signing officer under his or her signature.